Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Supplemental Cash Flow Information

In $000s	Year Ended December 31, 2022	Year Ended December 31, 2021

Change in non-cash working capital:

Trade receivables and other	$(5,498)	$(4,213)

Trade and other payables	2,608	1,872

Net increase (decrease) in cash	$(2,890)	$(2,341)

Significant non-cash transactions:

Financial instrument received on disposal of Stream, royalty and other interests	$14,123	$-

Sandbox investment in associate received on disposal of Stream, royalty and other interests	18,564	-

Financial instrument received on disposal of Entrée investment in associate	33,781	-

Common shares issued on acquisition of BaseCore portfolio of Stream, royalty and other interests	(75,304)	-

Common shares issued on acquisition of Nomad portfolio of Stream, royalty and other interests	(454,089)	-

Financial instruments received on disposal of Hod Maden investment in associate	68,348	-

Financial instrument disposed of on disposal of Hod Maden investment in associate	(33,311)	-

Horizon Copper investment in associate received on disposal of Hod Maden investment in associate	10,687	-

Common shares received in consideration of a convertible debenture payment	-	13,965